Document and Entity Information	Jul. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001290149
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 01, 2022
Entity Registrant Name	SIERRA ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37490
Entity Tax Identification Number	20-0138994
Entity Address, Address Line One	1820 Gateway Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	376-8679
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SRRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false